SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of Estimated Economic Lives of Intangible Assets

Amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Schedule of Revenue and Accounts Receivable of Major Customers

Details of the customers accounting for 10% or more of total revenues are as follow:

Customer	For the years ended December 31,
	2011	2012	2013

A	6.9%	11.2%	6.7%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

Customer	As of December 31,
	2012	2013

B	7.9%	10.4%
C	15.3%	5.4%